Supplemental Cash Flow Information - Reconciliation of movements of liabilities to cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 1,284	$ 3,566
Changes from financing cash flows:
(Reduction) Issuance of commercial paper	1,473	(2,256)
Realized foreign exchange (gains) and losses	(19)	(79)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	69	53
Liabilities arising from financing activities at end of period	2,807	1,284
Current Portion of Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	310	272
Changes from financing cash flows:
Realized foreign exchange (gains) and losses	15
Lease liability payments	(329)	(325)
Non-cash changes:
Reclassification of lease obligations	321	363
Liabilities arising from financing activities at end of period	317	310
Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	2,540	2,636
Non-cash changes:
Unrealized foreign exchange losses and (gains)	(25)
Lease derecognition	(22)	(41)
Reclassification of lease obligations	(321)	(363)
New lease liabilities	523	308
Liabilities arising from financing activities at end of period	2,695	2,540
Current Portion of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	231	1,413
Changes from financing cash flows:
Repayment of long-term debt	(233)	(2,451)
Loss on extinguishment of long-term debt		80
Realized foreign exchange (gains) and losses	2	128
Other		25
Non-cash changes:
Unrealized foreign exchange losses and (gains)		(47)
Reclassification of debt		1,083
Liabilities arising from financing activities at end of period	0	231
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	13,989	13,812
Changes from financing cash flows:
Gross proceeds from issuance of long-term debt		1,446
Debt issuance costs		(23)
Repayment of long-term debt	(4,895)
Loss on extinguishment of long-term debt	32
Realized foreign exchange (gains) and losses	(91)
Other	(13)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	778	(168)
Reclassification of debt		(1,083)
Deferred financing costs		5
Liabilities arising from financing activities at end of period	9,800	13,989
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	427	436
Changes from financing cash flows:
Distributions to non-controlling interest	(14)	(9)
Non-cash changes:
Liabilities arising from financing activities at end of period	413	427
Dividends Payable
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	0	0
Changes from financing cash flows:
Dividends paid on common shares	(2,596)	1,550
Non-cash changes:
Dividends declared on common shares	2,596	(1,550)
Liabilities arising from financing activities at end of period	$ 0	$ 0